Description of Plan (Details) - EBP-001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	80.00%
Dividends in Stock Fund	$ 7,124,456
EBP, Forfeited Nonvested Account	228,478	$ 419,812
Employer Contributions reduced from forfeiture accounts	5,936,252
Balance Threshold for automatic distribution	1,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
Less Than 2 Years
EBP, Description of Plan [Line Items]
Company Matching Contributions Vesting Percentage	0.00%
2 or more years
EBP, Description of Plan [Line Items]
Company Matching Contributions Vesting Percentage	100.00%
First 3% company matches equal to 100%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
Next 3% company matches 50%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
Maximum Contribution
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.50%